Note 4 - Shareholder Remuneration System (Tables)	12 Months Ended
Dec. 31, 2019
Share holder Remuneration System Abstract
Disclosure Available Amount For Interim Divided Payments Explanatory
Available amount for Interim dividend payments (Millions of Euros)
August, 31, 2019
Profit of BBVA, S.A., after the provision for income tax	1,137
Additional Tier I capital instruments remuneration	276
Maximum amount distributable	861
Amount of proposed interim dividend	667

BBVA cash balance available to the date	6,691

Disclosure Allocation Of Earnings Explanatory
Allocation of earnings of BBVA, S.A. (Millions of Euros)
December 2019
Profit for year	2,241
Distribution
Interim dividends	667
Final dividend	1,067
Additional Tier 1 securities	419
Voluntary reserves	88